Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade payables
Trade payables	$ 232,115	$ 181,234
Other payables
Other accounts payable	66,891	70,308
Classification by maturity:
Trade and other current payables	293,621	247,989
Trade and other non-current payables	5,385	3,553
Trade and other payables.	299,006	251,542
Sociedad Minera Cerro Verde S.A.A.
Trade payables
Accounts payable	281,747	320,400
Other payables
Other accounts payable	19,247	60,632
Classification by maturity:
Trade and other payables.	25,900	35,800
Domestic suppliers [Member]
Trade payables
Trade payables	231,661	181,071
Related entities [Member]
Trade payables
Trade payables	454	163
Other payables
Other payables	0	4,053
Remuneration and similar benefits payable [Member]
Other payables
Other payables	38,617	35,996
Interest payable [Member]
Other payables
Other payables	14,601	14,911
Taxes payable [Member]
Other payables
Other payables	6,833	8,910
Exploration expenses payable [Member]
Other payables
Other payables	3,603	1,895
Royalties payable to the Peruvian State [Member]
Other payables
Other payables	567	639
Dividends payable [Member]
Other payables
Other payables	14	20
Other liabilities [Member]
Other payables
Other payables	2,656	3,884
Financial payables [Member]
Classification by maturity:
Trade and other payables.	288,570	240,737
Non financial payables [Member]
Classification by maturity:
Trade and other payables.	$ 10,436	$ 10,805